UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                              ----
This Amendment (Check only one.):         [  ]  is a restatement
                                          [  ]  adds new holdings
                                                entries
Institutional Investment Manager Filing this Report:

Name:       Carlene M. Ziegler
Address:    c/o Artisan Partners Limited Partnership
            875 East Wisconsin Avenue, Suite 800
            Milwaukee, WI 53202


Form 13F File Number:  28-04153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Carlene M. Ziegler*
Phone:      414/390-6100

Signature, Place, and Date of Signing:

Carlene M. Ziegler*      Milwaukee, WI             May 13, 2004
-------------------- -----------------------    -----------------
Carlene M. Ziegler
[Signature]              [City, State]                [Date]

      /s/ Lawrence A. Totsky
      ------------------------
*By:  Lawrence A. Totsky
      Attorney-in-Fact

Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

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[ X ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-05422                      Artisan Partners Limited Partnership

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                                  Exhibit Index
                                  -------------

Exhibit 1 Power of Attorney dated as of April 2, 2002 is filed herein as Exhibit 1.



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